OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial items, net:
Mark-to-market adjustment for derivatives	$ 15,100	$ 0	$ 0
Impairment of loan	0	(7,627)	(15,010)
Financing arrangement fees and other costs	(677)	(404)	(1,841)
Amortization of debt guarantee	1,548	1,563	2,800
Foreign exchange loss on operations	(888)	(1,909)	(2,126)
Other	1,210	(416)	(25)
Other financial items, net	20,627	8,691	(112,722)
Interest rate swap
Other financial items, net:
Mark-to-market adjustment for derivatives	6,614	2,818	(12,798)
Interest expense on undesignated interest rate swaps	(3,802)	(10,153)	(15,797)
Equity
Other financial items, net:
Mark-to-market adjustment for derivatives	$ 16,622	$ 24,819	$ (67,925)